Equity Incentive Plan (Details) - shares		12 Months Ended
	Nov. 03, 2017	Dec. 31, 2017
2017 Plan [member]
Equity Incentive Plan (Textual)
Issuance of common stock shares		1,240,000
Board of Directors [Member]
Equity Incentive Plan (Textual)
Issuance of common stock shares	1,500,000